Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2014
Schedule of Fair Value of Convertible Promissory Notes Using the Black Scholes Option Pricing Model [Table Text Block]
	2014	2013
Risk-free interest rate	0.05%	0.21%
Expected life (years)	0.36	1.54
Expected volatility (1)	212.64%	219.86%
Stock price	$0.08	$0.25
Dividend yields	0.00%	0.00%